Income Taxes - Schedule of Net Loss (Income) Before Tax on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Loss (Income) Before Tax on Income [Abstract]
Domestic (Israel)	$ 42,331	$ 31,065	$ 28,224
Foreign	175	679	916
Loss before taxes on income	$ 42,506	$ 31,744	$ 29,141